DIGITAL ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Digital Assets
Approximate number of TON Tokens held	$ 2,379,165
TON Tokens, fair value (in thousands)	2,492
Digital assets, fair value (in thousands)	$ 2,492